Debt Obligations Debt Obligations (Tables)	12 Months Ended
Dec. 31, 2015
Debt Obligations [Abstract]
Schedule of debt obligations
Our debt obligations consist of the following:

	December 31,
	2015	2014
Parent Company Indebtedness:
7.50% Senior Notes, due October 15, 2020	$1,187	$1,187
5.875% Senior Notes, due January 15, 2024	1,150	1,150
5.5% Senior Notes due June 1, 2027	1,000	—
ETE Senior Secured Term Loan, due December 2, 2019	2,190	1,400
ETE Senior Secured Revolving Credit Facility due December 18, 2018	860	940
Unamortized premiums, discounts and fair value adjustments, net	(17)	3
Deferred debt issuance costs	(38)	(34)
	6,332	4,646

Subsidiary Indebtedness:
ETP Debt
5.95% Senior Notes due February 1, 2015	—	750
6.125% Senior Notes due February 15, 2017	400	400
2.5% Senior Notes due June 15, 2018	650	—
6.7% Senior Notes due July 1, 2018	600	600
9.7% Senior Notes due March 15, 2019	400	400
9.0% Senior Notes due April 15, 2019	450	450
5.75% Senior Notes due September 1, 2020 (assumed from Regency)	400	—
4.15% Senior Notes due October 1, 2020	1,050	700
6.5% Senior Notes due May 15, 2021 (assumed from Regency)	500	—
4.65% Senior Notes due June 1, 2021	800	800
5.20% Senior Notes due February 1, 2022	1,000	1,000
5.875% Senior Notes due March 1, 2022 (assumed from Regency)	900	—
5.0% Senior Notes due October 1, 2022 (assumed from Regency)	700	—
3.60% Senior Notes due February 1, 2023	800	800
5.5% Senior Notes due April 15, 2023 (assumed from Regency)	700	—
4.5% Senior Notes due November 1, 2023 (assumed from Regency)	600	—
4.9% Senior Notes due February 1, 2024	350	350
7.6% Senior Notes due February 1, 2024	277	277
4.05% Senior Notes due March 15, 2025	1,000	—
4.75% Senior Notes due January 15, 2026	1,000	—
8.25% Senior Notes due November 15, 2029	267	267
4.90% Senior Notes due March 15, 2035	500	—
6.625% Senior Notes due October 15, 2036	400	400
7.5% Senior Notes due July 1, 2038	550	550
6.05% Senior Notes due June 1, 2041	700	700
6.50% Senior Notes due February 1, 2042	1,000	1,000
5.15% Senior Notes due February 1, 2043	450	450
5.95% Senior Notes due October 1, 2043	450	450
5.15% Senior Notes due March 15, 2045	1,000	—
6.125% Senior Notes due December 15, 2045	1,000	—
Floating Rate Junior Subordinated Notes due November 1, 2066	545	546
ETP $3.75 billion Revolving Credit Facility due November 2019	1,362	570
Unamortized premiums, discounts and fair value adjustments, net	(21)	(1)
Deferred debt issuance costs	(147)	(55)
	20,633	11,404

Transwestern Debt
5.54% Senior Notes due November 17, 2016	125	125
5.64% Senior Notes due May 24, 2017	82	82
5.36% Senior Notes due December 9, 2020	175	175
5.89% Senior Notes due May 24, 2022	150	150

5.66% Senior Notes due December 9, 2024	175	175
6.16% Senior Notes due May 24, 2037	75	75
Unamortized premiums, discounts and fair value adjustments, net	(1)	(1)
Deferred debt issuance costs	(2)	(3)
	779	778

Panhandle Debt
6.20% Senior Notes due November 1, 2017	300	300
7.00% Senior Notes due June 15, 2018	400	400
8.125% Senior Notes due June 1, 2019	150	150
7.60% Senior Notes due February 1, 2024	82	82
7.00% Senior Notes due July 15, 2029	66	66
8.25% Senior Notes due November 14, 2029	33	33
Floating Rate Junior Subordinated Notes due November 1, 2066	54	54
Unamortized premiums, discounts and fair value adjustments, net	75	99
	1,160	1,184

Sunoco, Inc. Debt
9.625% Senior Notes due April 15, 2015	—	250
5.75% Senior Notes due January 15, 2017	400	400
9.00% Debentures due November 1, 2024	65	65
Unamortized premiums, discounts and fair value adjustments, net	20	35
	485	750

Sunoco Logistics Debt
6.125% Senior Notes due May 15, 2016(1)	175	175
5.50% Senior Notes due February 15, 2020	250	250
4.4% Senior Notes due April 1,2021	600	—
4.65% Senior Notes due February 15, 2022	300	300
3.45% Senior Notes due January 15, 2023	350	350
4.25% Senior Notes due April 1, 2024	500	500
5.95% Senior Notes due December 1, 2025	400	—
6.85% Senior Notes due February 1, 2040	250	250
6.10% Senior Notes due February 15, 2042	300	300
4.95% Senior Notes due January 15, 2043	350	350
5.30% Senior Notes due April 1, 2044	700	700
5.35% Senior Notes due May 15, 2045	800	800
Sunoco Logistics $35 million Revolving Credit Facility due April 30, 2015(2)	—	35
Sunoco Logistics $2.50 billion Revolving Credit Facility due March 2020	562	150
Unamortized premiums, discounts and fair value adjustments, net	85	100
Deferred debt issuance costs	(32)	(26)
	5,590	4,234

Sunoco LP Debt
5.5% Senior Notes Due August 1, 2020	600	—
6.375% Senior Notes due April 1, 2023	800	—
Sunoco LP $1.50 billion Revolving Credit Facility due September 25, 2019	450	683
Deferred debt issuance costs	(18)	—
	1,832	683

Regency Debt, net of deferred debt issuance costs of $58 million(3)	—	6,583

Other	157	223
	36,968	30,485
Less: current maturities	131	1,008
	$36,837	$29,477

Future maturities of long-term debt
The following table reflects future maturities of long-term debt for each of the next five years and thereafter. These amounts exclude $96 million in unamortized premiums, fair value adjustments and deferred debt issuance costs, net:

2016	$308
2017	1,189
2018	2,515
2019	5,007
2020	4,729
Thereafter	23,316
Total	$37,064